SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is January 28, 2021.

For the MFS® Funds listed below:

MFS® CORPORATE BOND FUND MFS® LIFETIME® 2020 FUND MFS® LIFETIME® 2025 FUND MFS® LIFETIME® 2030 FUND MFS® LIFETIME® 2035 FUND MFS® LIFETIME® 2040 FUND MFS® LIFETIME® 2045 FUND	MFS® LIFETIME® 2050 FUND MFS® LIFETIME® 2055 FUND MFS® LIFETIME® 2060 FUND MFS® LIFETIME® INCOME FUND MFS® LIMITED MATURITY FUND MFS® MUNICIPAL LIMITED MATURITY FUND MFS® TOTAL RETURN BOND FUND

Effective immediately, the sub-section entitled "Compensation" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" is restated in its entirety as follows:
Compensation
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process.  Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation.  In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees.  MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually.  In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process.  As of December 31, 2019, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
With respect to each portfolio manager except Mr. Joseph Flaherty, Jr., the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon.  The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, ten-, five-, and three-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2019, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Corporate Bond Fund	Alexander Mackey	Bloomberg Barclays U.S. Credit Bond Index Lipper Corporate Debt Funds BBB-Rated
	Henry Peabody	Bloomberg Barclays U.S. Credit Bond Index Lipper Corporate Debt Funds BBB-Rated
	Robert Persons	Bloomberg Barclays U.S. Credit Bond Index Lipper Corporate Debt Funds BBB-Rated

MFS Lifetime 2020 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2020 Funds

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Fund	Portfolio Manager	Benchmark(s)
MFS Lifetime 2025 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2025 Funds

MFS Lifetime 2030 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2030 Funds

MFS Lifetime 2035 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2035 Funds

MFS Lifetime 2040 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2040 Funds

MFS Lifetime 2045 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2045 Funds

MFS Lifetime 2050 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2050 Funds

MFS Lifetime 2055 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2055+ Funds

MFS Lifetime 2060 Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target 2055+ Funds

MFS Lifetime Income Fund	Natalie Shapiro
Standard & Poor's 500 Stock Index
MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Bloomberg Commodity Index
FTSE EPRA Nareit Developed Real Estate Index (net div)
Bloomberg Barclays U.S. Aggregate Bond Index
Lipper Mixed-Asset Target Today Funds

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Fund	Portfolio Manager	Benchmark(s)
MFS Limited Maturity Fund	Philipp Burgener	Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index Lipper Short Investment Grade Debt Funds
	Alexander Mackey	Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index Lipper Short Investment Grade Debt Funds

MFS Municipal Limited Maturity Fund	Jason Kosty	Bloomberg Barclays 1-9 Year Municipal Bond Index Lipper Short-Intermediate Municipal Funds
	Geoffrey Schechter	Bloomberg Barclays 1-9 Year Municipal Bond Index Lipper Short-Intermediate Municipal Funds

MFS Total Return Bond Fund	Alexander Mackey	Bloomberg Barclays U.S. Aggregate Bond Index Lipper Core Bond Funds
	Joshua Marston	Bloomberg Barclays U.S. Aggregate Bond Index Lipper Core Bond Funds
	Robert Persons	Bloomberg Barclays U.S. Aggregate Bond Index Lipper Core Bond Funds

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
With respect to Mr. Joseph Flaherty, Jr., his compensation reflects his broader role within MFS as Chief Investment Risk Officer in addition to being a portfolio manager.  His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.  The quantitative portion is based on overall group investment performance and business performance metrics.  The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities.  This performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

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